Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Fair value of common stock on grant date	$ 2.36		$ 1.25
Exercise price	$ 0.01
Expected volatility	58.20%	50.60%	58.50%
Expected dividends	0.00%		0.00%
Expected term (in years)	5 years
Risk-free rate	0.42%